SUPPLEMENT TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.              Evergreen Enhanced S&P 500® Fund (the “Fund”)

                Evergreen Enhanced S&P 500® Fund is no longer offered through this prospectus or Statement of Additional Information (“SAI”).  The Fund is now offered through prospectuses dated December 1, 2008 for Evergreen Blend Equity Funds.  To obtain a prospectus or SAI for the Fund, please call 1.800.343.2898 or visit EvergreenInvestments.com.

December 16, 2008                                                                                                               583745 (12/08)